INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - Investment in subsidiaries (Details) - Company - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 22, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Value of shares contributed in subsidiaries	$ 43,983		$ 65,000	$ 15,067
Argo Holdings US Inc. [Member]
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Contributed Shares Value		$ 65,000